Note 12 - Stock Incentive Plan (Detail) (USD $)	12 Months Ended				0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 04, 2010	Nov. 03, 2012 Non-Vested [Member] Officers and Directors [Member] 2010 Plan [Member]	Nov. 04, 2011 Non-Vested [Member] Officers and Directors [Member] 2010 Plan [Member]	Nov. 03, 2012 Non-Vested [Member] Eurobulk Employees [Member] 2010 Plan [Member]	Nov. 04, 2011 Non-Vested [Member] Eurobulk Employees [Member] 2010 Plan [Member]	Nov. 04, 2010 Non-Vested [Member] 2007 Plan [Member]	Nov. 03, 2012 Non-Vested [Member] 2010 Plan [Member]	Nov. 04, 2011 Non-Vested [Member] 2010 Plan [Member]	Nov. 04, 2010 Non-Vested [Member] 2010 Plan [Member]	Nov. 04, 2010 Non-Vested [Member] Officers and Directors [Member]	Nov. 04, 2010 Non-Vested [Member] Eurobulk Employees [Member]	Nov. 04, 2010 Non-Vested [Member]	Dec. 31, 2012 Non-Vested Restriced Shares [Member]	Dec. 31, 2011 Non-Vested Restriced Shares [Member]	Oct. 25, 2007 2007 Plan [Member]	Nov. 16, 2014 2010 Plan [Member]	Nov. 16, 2013 2010 Plan [Member]	Jul. 01, 2013 2010 Plan [Member]	Nov. 16, 2012 2010 Plan [Member]	Nov. 03, 2012 2010 Plan [Member]	Jul. 01, 2012 2010 Plan [Member]	Nov. 16, 2011 2010 Plan [Member]	Nov. 04, 2011 2010 Plan [Member]	Feb. 04, 2010 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																		600,000									1,500,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross					246,000	164,000	189,000	126,000	15,000	435,000	290,000	150,000	100,000	65,000	165,000
Number of Key People Issued Awards				14																			17			17
Percentage of Awards Vested																			50.00%	50.00%	50.00%	50.00%		50.00%	50.00%
Dividends Payable, Current (in Dollars)	$ 36,424	$ 47,525														$ 36,424	$ 47,525
Allocated Share-based Compensation Expense (in Dollars)	671,381	568,488	696,117
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)	644,206
Weighted Average Recognition Period	0.83
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value (in Dollars)	$ 879,648	$ 669,075	$ 609,175